Exhibit 99.1

Permanent Monthly Report

Date of Report: 12 Mar 2008	For period from 1 Feb 2008 to 29 Feb 2008

Mortgages Trust Determination Date	3 Mar 2008
Mortgages Trust Distribution Date	5 Mar 2008
Current Funding 1 Interest Period	10 Dec 2007 to 10 Mar 2008
Current Funding 2 Interest Period	15 Jan 2008 to 15 Apr 2008

Key Parties

Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Bank of Scotland plc
Servicer	Bank of Scotland plc
Cash Manager	Bank of Scotland plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary

Principal Balance at start of period	£44,898,726,692.71
Current Principal Balance	£43,283,009,472.91
Opening Trust Assets	£100.00
Total	£43,283,009,572.91

Funding 1 Issuer Notes outstanding (GBP)	£22,302,486,000.00
less Cash Accumulation Ledger balance	£—
less Funding 1 Principal Ledger balance	£1,010,856,315.25
less Principal Deficiency Ledger balance	£843,684.75
Funding 1 Share	£21,290,786,000.00
Funding 1 Share %	49.19042%

Seller Share	£13,274,525,696.64
Seller Share %	30.66813%
Minimum Seller Share	£3,285,415,367.54
Minimum Seller Share %	7.59054%

Number of loans in pool at start of period	554,566
Current number of loans in pool	540,756

Funding 2 Issuer Notes outstanding (GBP)	£8,718,280,000.00
less Cash Accumulation Ledger balance	£—
less Funding 2 Principal Ledger balance	£350,793.96
less Principal Deficiency Ledger balance	£231,529.77
Funding 2 Share	£8,717,697,776.27
Funding 2 Share %	20.14145%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust.  Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller.  On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers

Mortgages Trust Distribution 5 Mar 2008

Mortgages Trust Revenue Receipts	£203,176,484.71
Mortgages Trust Principal Receipts	£1,618,141,985.05
Total received by Mortgages Trustee	£1,821,318,469.76

Revenue distribution
Amounts due to the Servicer	£1,783,648.05
Other amounts due	£1,008.17
Paid to Permanent Funding (No. 1) Limited	£97,526,914.11
Paid to Permanent Funding (No. 2) Limited	£39,470,836.55
Paid to the Seller	£64,394,077.83
£203,176,484.71

Master Issuer Distribution 15 Jan 2008

Master Issuer Revenue Receipts	£150,278,375.22
Master Issuer Principal Receipts	£556,230,000.00
Total received by Master Issuer	£706,508,375.22

Revenue distribution
Amounts due to Security Trustee	£—
Amounts due to Note Trustee	£—
Amounts due to Agent Bank, Paying Agent	£—
Amounts due to Third Party Creditors	£292,486.36
Amounts due to Cash Manager	£584,421.18
Amounts due to Corporate Svcs Provider	£—
Amounts due Swap Provider re Class A notes	£111,018,939.56
Interest due on Class A notes	£28,243,537.90
Amounts due Swap Provider re Class B notes	£2,937,027.22
Interest due on Class B notes	£2,017,053.56
Amounts due Swap Provider re Class C notes	£3,073,394.66
Interest due on Class C notes	£2,095,699.75
Retained by the Master Issuer	£15,815.03
£150,278,375.22

Principal distribution
Paid to Permanent Funding (No. 1) Limited	£249,427,922.33
Paid to Permanent Funding (No. 2) Limited	£—
Paid to the Seller	£1,368,714,062.72
£1,618,141,985.05

Principal distribution
Amounts due Swap Provider re Class A notes	£512,170,000.00
Principal due on Class A notes	£—
Amounts due Swap Provider re Class B notes	£22,030,000.00
Principal due on Class B notes	£—
Amounts due Swap Provider re Class C notes	£22,030,000.00
Principal due on Class C notes	£—
£556,230,000.00

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

Current HVR1 rate	7.25%
Current HVR2 rate	6.65%
Current Flexible Variable rate	6.40%

Yield net of Funding Swaps over 3 Month Sterling LIBOR	0.57992%

Arrears & Possessions

	Aggregate outstanding		Aggregate amount of	Number of
Months in arrears	balance	% of Total	Arrears	accounts	% of Total
Current - < 1 month	£42,137,856,303.12	97.35%	£2,091,782.15	528,935	97.81%
1 - < 2 months	£487,119,830.07	1.13%	£4,034,898.64	5,177	0.96%
2 - < 3 months	£170,899,483.91	0.39%	£2,802,018.87	1,746	0.32%
3 - < 6 months	£247,712,140.74	0.57%	£7,107,756.28	2,540	0.47%
6 - < 12 months	£161,636,857.80	0.37%	£9,223,508.21	1,657	0.31%
>= 12 months	£77,784,857.27	0.18%	£8,613,675.42	701	0.13%
Total	£43,283,009,472.91	100.00%	£33,873,639.57	540,756	100.00%

Properties in possession	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Brought forward	£31,467,372.39	0.07%	253	0.05%
Repossessed			77	0.01%
Sold			41	0.01%
Relinquished to borrower			3	0.00%
Carried forward	£35,794,817.27	0.08%	286	0.05%

Average time from possession to sale in days (this period)	128

A loan is identified as being in arrears where an amount equal to or greater than a full month’s contractual payment is outstanding at the end of the month.  A loan is not defined as defaulted until the property relating to that loan has been taken into possession.  A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Number of
Period	Balance of accounts	accounts
This period	£—	—

CPR

	Monthly	1-month	3-month	12-month
Month	CPR	annualised	annualised	annualised
February 2008	3.60%	35.63%	26.16%	32.34%
January 2008	1.77%	19.25%	23.40%	31.70%
December 2007	2.22%	23.59%	32.32%	32.61%

1-month annualised CPR is calculated as 1 - ((1-R)^12)
3-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.
12-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread
February 2008	0.40271%
January 2008	0.38343%
December 2007	0.37143%

Excess spread is equal to the yield above, plus Interest receivable on reserve funds, less actual and estimated costs including the weighted average margin on the notes.

Range of outstanding	Aggregate outstanding		Number of
balances at end of period	balance	% of Total	accounts	% of Total
£0 - £24,999.99	£1,256,606,542.50	2.90%	94,668	17.51%
£25,000 - £49,999.99	£4,507,405,288.80	10.41%	121,496	22.47%
£50,000 - £74,999.99	£6,018,154,760.08	13.90%	97,071	17.95%
£75,000 - £99,999.99	£6,431,055,380.43	14.86%	74,121	13.71%
£100,000 - £124,999.99	£5,816,091,119.14	13.44%	52,017	9.62%
£125,000 - £149,999.99	£4,751,568,646.78	10.98%	34,799	6.44%
£150,000 - £174,999.99	£3,556,127,250.23	8.22%	22,054	4.08%
£175,000 - £199,999.99	£2,595,310,285.27	6.00%	13,915	2.57%
£200,000 - £224,999.99	£1,973,246,315.82	4.56%	9,331	1.73%
£225,000 - £249,999.99	£1,439,188,778.08	3.33%	6,083	1.12%
£250,000 - £299,999.99	£1,853,205,471.88	4.28%	6,825	1.26%
£300,000 - £349,999.99	£1,235,389,910.40	2.85%	3,843	0.71%
£350,000 - £399,999.99	£811,375,205.08	1.87%	2,181	0.40%
£400,000 - £449,999.99	£605,872,400.99	1.40%	1,439	0.27%
£450,000 - £500,000	£421,977,896.76	0.97%	895	0.17%
>£500,000	£10,434,220.67	0.02%	18	0.00%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

The weighted average current balance is: £ 136,855.71

Range of LTV ratios at	Aggregate balance at		Number of
origination*	Origination	% of Total	accounts	% of Total
0% - 24.99%	£2,567,864,092.00	5.42%	66,748	12.34%
25% - 49.99%	£12,818,729,763.33	27.03%	188,516	34.86%
50% - 74.99%	£18,491,044,507.05	39.00%	170,548	31.54%
75% - 79.99%	£3,180,005,657.00	6.71%	25,141	4.65%
80% - 84.99%	£2,666,232,446.00	5.62%	21,109	3.90%
85% - 89.99%	£2,976,625,670.00	6.28%	23,498	4.35%
90% - 94.99%	£2,927,544,148.00	6.17%	25,033	4.63%
95% - 96.99%	£1,161,429,650.00	2.45%	13,143	2.43%
97%	£623,720,185.00	1.32%	7,001	1.29%
>97%	£4,084,595.00	0.01%	19	0.00%
Total	£47,417,280,713.38	100.00%	540,756	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is: 60.54%

Range of LTV ratios at end	Aggregate outstanding		Number of
of reporting period*	balance	% of Total	accounts	% of Total
0% - 24.99%	£4,879,067,882.69	11.27%	161,838	29.93%
25% - 49.99%	£14,421,084,276.72	33.32%	193,896	35.86%
50% - 74.99%	£16,298,286,165.07	37.66%	131,397	24.30%
75% - 79.99%	£2,834,320,202.07	6.55%	19,655	3.63%
80% - 84.99%	£2,335,020,598.38	5.39%	16,377	3.03%
85% - 89.99%	£1,494,918,908.35	3.45%	10,299	1.90%
90% - 94.99%	£819,529,967.11	1.89%	5,748	1.06%
95% - 96.99%	£112,223,649.26	0.26%	887	0.16%
97% - 99.99%	£57,948,935.78	0.13%	446	0.08%
>=100%	£30,608,887.48	0.07%	213	0.04%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is: 52.83%

	Aggregate outstanding		Number of
Region	balance	% of Total	accounts	% of Total
London & South East	£12,966,508,773.82	29.96%	108,263	20.02%
Midlands & East Anglia	£9,412,515,012.68	21.75%	117,448	21.72%
North	£5,805,553,413.40	13.41%	97,047	17.95%
North West	£5,077,689,779.00	11.73%	79,322	14.67%
South Wales & West	£6,101,340,275.22	14.10%	75,272	13.92%
Scotland	£3,871,365,198.69	8.94%	63,022	11.65%
Unknown	£48,037,020.10	0.11%	382	0.07%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

Age of loans in months	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
<6	£—	0.00%	—	0.00%
6 - <12	£5,227,948,653.34	12.08%	38,359	7.09%
12 - <18	£3,936,585,148.63	9.09%	31,743	5.87%
18 - <24	£6,359,191,081.15	14.69%	57,981	10.72%
24 - <30	£4,216,511,555.31	9.74%	41,609	7.69%
30 - <36	£2,323,563,732.23	5.37%	26,675	4.93%
36 - <42	£3,447,230,979.82	7.96%	40,899	7.56%
42 - <48	£3,410,291,098.06	7.88%	41,018	7.59%
48 - <54	£2,878,807,608.46	6.65%	36,640	6.78%
54 - <60	£2,360,670,300.11	5.45%	32,388	5.99%
60 - <66	£1,737,433,582.35	4.01%	27,420	5.07%
66 - <72	£1,501,888,111.80	3.47%	25,975	4.80%
>=72	£5,882,887,621.65	13.59%	140,049	25.90%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

The weighted average seasoning of the loans, in months, is: 41.42

Years to maturity of loans	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
< 5	£1,165,568,564.23	2.69%	42,769	7.91%
5 - <10	£3,828,636,232.43	8.85%	80,200	14.83%
10 - <15	£6,273,758,346.30	14.49%	97,296	17.99%
15 - <20	£11,174,331,727.23	25.82%	136,699	25.28%
20 - <25	£16,986,170,487.66	39.24%	147,925	27.36%
25 - <30	£3,475,464,877.48	8.03%	30,667	5.67%
30 - <35	£375,449,029.32	0.87%	5,163	0.95%
>=35	£3,630,208.26	0.01%	37	0.01%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

The weighted average seasoning of the loans, in months, is: 18.44

Use of proceeds	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Purchase	£28,231,464,142.94	65.23%	357,093	66.04%
Remortgage	£15,051,545,329.96	34.77%	183,663	33.96%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

Property type	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Detached	£12,771,664,102.72	29.51%	127,715	23.62%
Semi-detached	£12,753,149,131.14	29.46%	178,993	33.10%
Terraced	£12,133,420,554.01	28.03%	171,167	31.65%
Other*	£5,624,775,685.04	13.00%	62,881	11.63%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

*Primarily flats or maisonettes

Origination channel	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct origination by Halifax	£18,180,090,287.49	42.00%	269,754	49.88%
Intermediaries	£25,017,016,526.04	57.80%	268,998	49.74%
Other channels	£85,902,659.38	0.20%	2,004	0.37%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

Repayment terms	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Repayment	£26,489,418,901.82	61.20%	375,786	69.49%
Interest-only	£16,793,590,571.09	38.80%	164,970	30.51%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

Payment method	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct debit	£31,828,519,091.21	73.54%	366,813	67.83%
Halifax payment plan	£9,579,925,729.55	22.13%	139,671	25.83%
Other	£1,874,564,652.15	4.33%	34,272	6.34%
Total	£43,283,009,472.91	100.00%	540,756	100.00%

Special rate and flexible loans

Type of loan	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
Discounted variable rate loans	£—	0.00%	—	0.00%
Fixed rate loans	£25,872,245,563.11	68.56%	298,874	63.45%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£11,751,872,294.42	31.14%	170,831	36.27%
Flexible loans	£115,257,676.60	0.31%	1,311	0.28%
Total Special rate and flexible	£37,739,375,534.13	100.00%	471,016	100.00%

Distribution of fixed rate loans

Fixed rate %	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
0 - 3.99%	£192,992,975.09	0.75%	8,181	2.74%
4.00 - 4.99%	£9,732,422,741.57	37.62%	83,791	28.04%
5.00 - 5.99%	£13,741,771,725.99	53.11%	167,785	56.14%
6.00 - 6.99%	£2,094,017,461.85	8.09%	35,687	11.94%
7.00 - 7.99%	£111,040,658.61	0.43%	3,430	1.15%
8.00 - 8.99%	£—	0.00%	—	0.00%
Total	£25,872,245,563.11	100.00%	298,874	100.00%

Year in which current fixed rate period ends	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
2008	£10,229,125,782.03	39.54%	102,663	34.35%
2009	£8,983,255,079.61	34.72%	87,924	29.42%
2010	£2,361,685,549.87	9.13%	33,528	11.22%
2011	£2,202,262,987.44	8.51%	34,640	11.59%
2012	£1,163,446,596.62	4.50%	18,498	6.19%
2013	£136,952,487.10	0.53%	2,324	0.78%
2014	£272,481,930.11	1.05%	3,703	1.24%
2015	£137,823,772.28	0.53%	3,196	1.07%
2016	£126,409,387.79	0.49%	2,020	0.68%
2017	£234,011,790.21	0.90%	3,605	1.21%
2018+	£24,790,200.05	0.10%	6,773	2.27%
Total	£25,872,245,563.11	100.00%	298,874	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Funding 1 Share%	Funding 2 Share%	Seller Share%
1-Feb-08	£44,898,726,692.71	£21,540,414,201.73	£8,717,778,832.82	£14,640,533,658.16	47.9763%	19.4168%	32.6069%
2-Jan-08	£45,699,793,994.27	£21,540,786,000.00	£8,717,929,306.04	£15,441,078,688.23	47.1363%	19.0769%	33.7868%
3-Dec-07	£46,728,574,658.03	£22,302,486,000.00	£8,718,035,477.22	£15,708,053,180.81	47.7287%	18.6572%	33.6141%

Revenue Ledger

Month	Revenue receipts on the loans	GIC interest	Total
February 2008	£196,714,279.71	£6,462,205.00	£203,176,484.71
January 2008	£209,528,471.84	£4,231,157.74	£213,759,629.58
December 2007	£216,838,927.73	£5,777,779.84	£222,616,707.57

Distribution

Month	Servicer	Other amounts per Priority of Payments	Funding 1	Funding 2	Seller
February 2008	£1,783,648.05	£1,008.17	£97,526,914.11	£39,470,836.55	£64,394,077.83
January 2008	£1,940,676.18	£4,219.17	£100,864,744.56	£40,821,715.50	£70,128,274.17
December 2007	£1,984,364.13	£—	£106,392,778.25	£41,588,927.06	£72,650,638.13

Principal Ledger

Month	Principal receipts on the loans	Principal for Further Advances	Total
February 2008	£1,234,940,170.11	£383,201,814.94	£1,618,141,985.05
January 2008	£529,133,563.68	£277,861,747.70	£806,995,311.38
December 2007	£586,844,527.35	£449,374,940.56	£1,036,219,467.91

Distribution

Month	Funding 1	Funding 2	Seller
February 2008	£249,427,922.33	£—	£1,368,714,062.72
January 2008	£—	£—	£806,995,311.38
December 2007	£761,428,392.92	£—	£274,791,074.99

Losses Ledger

Month	Losses in month	Funding 1 share of losses	Funding 2 share of losses	Seller share of losses	Cumulative losses
February 2008	£417,455.12	£200,279.40	£81,056.55	£136,119.17	£9,636,184.38
January 2008	£788,772.70	£371,798.27	£150,473.22	£266,501.21	£9,218,729.26
December 2007	£569,064.00	£271,607.08	£106,171.18	£191,285.74	£8,429,956.56

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Caredit	Balance
February 2008	£200,279.40	£—	£843,684.75
January 2008	£371,798.27	£—	£643,405.35
December 2007	£271,607.08	£803,688.90	£271,607.08

Funding 1 Reserve Ledger

Month	Debit	Credit	Balance	Funding 1 Reserve Required Amount
February 2008	£—	£—	£445,000,000.00	£445,000,000.00
January 2008	£—	£—	£445,000,000.00	£445,000,000.00
December 2007	£100,000,000.00	£—	£445,000,000.00	£445,000,000.00

With effect from 21 November 2007 and with the consent of the Security Trustee, the Funding 1 Reserve Required Amount has been reduced to £445m, following confirmation from the Rating Agencies that the current ratings of the Notes are not adversely affected.

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
February 2008	£—	£—	£—	£150,000,000.00
January 2008	£—	£—	£—	£150,000,000.00
December 2007	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
February 2008	£81,056.55	£—	£231,529.77
January 2008	£150,473.22	£350,793.96	£150,473.22
December 2007	£106,171.18	£—	£350,793.96

Funding 2 Reserve Ledger
Month	Debit	Credit	Balance	Funding 2 Reserve Required Amount
February 2008	£—	£—	£167,700,000.00	£167,700,000.00
January 2008	£—	£—	£167,700,000.00	£167,700,000.00
December 2007	£—	£—	£167,700,000.00	£167,700,000.00

Trigger Events

Non-asset trigger events:
If the Seller suffers an Insolvency Event.
If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.
If the current Seller’s Share at any time is equal to or less than the Minimum Seller Share.
If the outstanding principal balance of the loans comprising the trust property is less than £35,000,000,000 to July 2009 or is less than £32,000,000,000 to April 2010.

Asset trigger events:
If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes Outstanding

Issuing entity*	Notes	Original rating S&P/Moody’s/Fitch	Expected maturity date	Final maturity date	Outstanding at start of period	Outstanding at end of period	Exchange rate	Reference rate	Margin
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	—	6.61500%	0.25%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	6.61500%	0.45%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	6.61500%	1.45%
Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 & 10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	1.66991	5.14625%	0.18%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.14625%	0.35%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.14625%	1.15%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar /2009 & 10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	1.45003	4.88400%	0.19%
Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	—	6.61500%	0.19%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.88400%	0.39%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.88400%	1.18%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	—	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.88400%	0.45%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.88400%	1.23%

Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 & 10/Mar/2009	11/Mar/2024		$1,700,000,000		$1,700,000,000	1.86600	5.14625%	0.14%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042		$75,800,000		$75,800,000	1.86598	5.14625%	0.23%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042		$40,400,000		$40,400,000	1.86596	5.14625%	0.37%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042		$55,400,000		$55,400,000	1.86595	5.14625%	0.80%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Mar/2034		€1,500,000,000		€1,500,000,000	1.50037	4.88400%	0.15%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042		€85,000,000		€85,000,000	1.50036	4.88400%	0.28%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042		€62,500,000		€62,500,000	1.50035	4.88400%	0.45%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042		€750,000,000		€750,000,000	1.50083	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042		£1,100,000,000		£1,100,000,000	—	6.61500%	0.17%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042		£43,000,000		£43,000,000	—	6.61500%	0.33%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042		£32,000,000		£32,000,000	—	6.61500%	0.50%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042		£54,000,000		£54,000,000	—	6.61500%	0.90%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Jun/2034		$750,000,000		$750,000,000	1.87200	5.14625%	0.16%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042		$32,500,000		$32,500,000	1.87190	5.14625%	0.26%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042		$27,000,000		$27,000,000	1.87188	5.14625%	0.82%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Jun/2042		€1,000,000,000		€1,000,000,000	1.50150	4.88400%	0.17%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042		€43,500,000		€43,500,000	1.50000	4.88400%	0.33%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042		€36,000,000		€36,000,000	1.50000	4.88400%	0.78%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042		£500,000,000		£500,000,000	—	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042		£750,000,000		£750,000,000	—	6.61500%	0.19%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042		£47,000,000		£47,000,000	—	6.61500%	0.35%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042		£39,000,000		£39,000,000	—	6.61500%	0.85%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007, 10/Mar/2008, 10/Jun/2008 & 10/Sep/2008	10/Sep/2032		£750,000,000		£750,000,000	—	6.61500%	0.175%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042		£35,300,000		£35,300,000	—	6.61500%	0.23%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042		£34,200,000		£34,200,000	—	6.61500%	0.68%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 & 10/Mar/2010	10/Jun/2042		€750,000,000		€750,000,000	1.44342	4.88400%	0.14%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042		€26,100,000		€26,100,000	1.44342	4.88400%	0.23%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042		€25,300,000		€25,300,000	1.44340	4.88400%	0.68%
Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042		£500,000,000		£500,000,000	—	6.61500%	0.15%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042		£500,000,000		£500,000,000	—	6.61500%	0.16%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042		£34,800,000		£34,800,000	—	6.61500%	0.31%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042		£33,700,000		£33,700,000	—	6.61500%	0.80%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009, 10/Dec/2009, 10/Mar/2010 & 10/Jun/2010	10/Sep/2032		€1,700,000,000		€1,700,000,000	1.43678	4.88400%	0.07%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042		€73,700,000		€73,700,000	1.43676	4.88400%	0.12%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042		€71,800,000		€71,800,000	1.43678	4.88400%	0.43%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 & 10/Sep/2010	10/Sep/2032		£850,000,000		£850,000,000	—	6.61500%	0.08%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042		£36,800,000		£36,800,000	—	6.61500%	0.13%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042		£35,900,000		£35,900,000	—	6.61500%	0.45%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Dec/2011	10/Sep/2032		£500,000,000		£500,000,000	—	6.61500%	0.15%
Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014		$1,400,000,000		$1,400,000,000	1.83799	5.14625%	0.07%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042		$69,800,000		$69,800,000	1.83781	5.14625%	0.15%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042		$82,900,000		$82,900,000	1.83773	5.14625%	0.40%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 & 10/Jun/2010	10/Sep/2032		$1,000,000,000		$1,000,000,000	1.83800	5.14625%	0.12%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042		$52,000,000		$52,000,000	1.83746	5.14625%	0.20%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042		$40,400,000		$40,400,000	1.83720	5.14625%	0.52%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010& 10/Dec/2010	10/Sep/2032		€1,000,000,000		€1,000,000,000	1.49031	4.88400%	0.13%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042		€47,200,000		€47,200,000	1.48990	4.88400%	0.20%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042		€65,700,000		€65,700,000	1.49013	4.88400%	0.52%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042		£400,000,000		£400,000,000	—	6.61500%	0.15%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 & 12/Dec/2011	10/Sep/2032		£600,000,000		£600,000,000	—	6.61500%	0.20%
Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042		£500,000,000		£500,000,000	—	6.61500%	0.15%
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015		$1,750,000,000		$1,750,000,000	1.74780	5.14625%	0.04%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042		$67,800,000		$67,800,000	1.74742	5.14625%	0.13%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042		$72,800,000		$72,800,000	1.74748	5.14625%	0.38%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 & 10/Mar/2011	10/Jun/2033		$1,000,000,000		$1,000,000,000	1.74779	5.14625%	0.10%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042		$38,000,000		$38,000,000	1.74713	5.14625%	0.17%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042		$41,900,000		$41,900,000	1.74729	5.14625%	0.50%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Sep/2011	10/Jun/2033		€1,600,000,000		€1,600,000,000	1.44970	4.88400%	0.11%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042		€61,200,000		€61,200,000	1.44955	4.88400%	0.15%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042		€64,600,000		€64,600,000	1.44941	4.88400%	0.50%
Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042		£750,000,000		£750,000,000	—	6.61500%	0.11%
Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015		$1,750,000,000		$1,750,000,000	1.86900	4.25750%	0.04%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	4.25750%	0.12%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	4.25750%	0.40%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033	CA$	350,000,000	CA$	350,000,000	2.10691	4.25286%	0.055%

Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015	€500,000,000	€500,000,000	1.48544	4.57600%	0.06%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Jul/2011 & 17/Oct/2011	15/Jul/2033	€1,750,000,000	€1,750,000,000	1.48544	4.57600%	0.11%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	4.57600%	0.15%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	4.57600%	0.45%
Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 & 15/Oct/2012	15/Jul/2033	$1,500,000,000	$1,500,000,000	1.86900	4.25750%	0.11%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£500,000,000	£500,000,000	—	5.66688%	0.12%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£600,000,000	£600,000,000	—	5.66688%	0.12%
Permanent Master Issuer	2007-1 2A1	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,500,000,000	$1,500,000,000	1.95249	4.25750%	0.05%
Permanent Master Issuer	2007-1 2A2	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,000,000,000	$1,000,000,000	1.95248	4.25750%	0.05%
Permanent Master Issuer	2007-1 2B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.66688%	0.11%
Permanent Master Issuer	2007-1 2C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.66688%	0.35%
Permanent Master Issuer	2007-1 3A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	€1,500,000,000	€1,500,000,000	1.48743	4.57600%	0.09%
Permanent Master Issuer	2007-1 4A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	$1,350,000,000	$1,350,000,000	1.95248	4.25750%	0.08%
Permanent Master Issuer	2007-1 4B	AA / Aa3 / AA	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.66688%	0.13%
Permanent Master Issuer	2007-1 4C	BBB / Baa2 / BBB	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.66688%	0.40%
Permanent Master Issuer	2007-1 5A	AAA / Aaa / AAA	15/Oct/2012 & 15/Jan/2013	17/Oct/2033	£650,000,000	£650,000,000	—	5.66688%	0.10%
*Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

Credit Enhancement

Funding 1 Issuing Entities’ notes

Class	Amount (£)	% of Total	Support
Class A notes	£20,814,818,000	93.33%	8.67%
Class B notes	£724,595,000	3.25%	5.42%
Class M notes	£95,308,000	0.43%	4.99%
Class C notes	£667,765,000	2.99%	2.00%
Total notes	£22,302,486,000	100.00%
Reserve	£445,000,000	2.00%

Permanent Master Issuer notes

Class	Amount (£)	% of Total	Support
Class A notes	£8,150,020,000	93.48%	8.44%
Class B notes	£284,130,000	3.26%	5.18%
Class C notes	£284,130,000	3.26%	1.92%
Total notes	£8,718,280,000	100.00%
Reserve	£167,700,000	1.92%

Contact details and report distribution channels

If you have any queries regarding this report, please contact:

Tracey Hill
LP/3/3/SEC
1 Lovell Park Road
LEEDS
LS1 1NS

Tel:+44 (0) 113 235 2176
Fax:+44 (0) 113 235 7511
e-mail: traceyhill@halifax.co.uk

Reports can be obtained from:

HBOS plc website @: www.hbosplc.com/investors/Debt/permanent_page.asp
SEC EDGAR database @: www.sec.gov/edgar.shtml
Bloomberg under ticker: Perma or Permm